Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While we have granted stock options to employees in the past, we do not currently grant stock options, stock appreciation rights, or similar instruments with option-like features and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not currently grant stock options, stock appreciation rights, or similar instruments with option-like features